Intangible Assets (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets (Textual)
Amortization expense	$ 55,321	$ 55,321	$ 109,360	$ 110,033	$ 222,563	$ 223,216